Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended	152 Months Ended	241 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000018168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	(1.39%)	(1.04%)	2.14%		6.13%
C000018170
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.29%	(0.93%)	1.97%		4.90%
C000125481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018171
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Without Sales Load [Member] | C000018168
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%	(0.18%)	2.58%		6.22%
Without Sales Load [Member] | C000018170
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	(0.93%)	1.97%		4.90%
Without Sales Load [Member] | C000125481
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	0.17%	2.94%	2.53%
Without Sales Load [Member] | C000018171
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%	0.07%	2.84%		5.43%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%		0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%		0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%	0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%		0.00%